Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Revenue [Abstract]
Schedule of Disaggregation of Revenue

The following table present the Company’s revenue disaggregated by product categories for the years ended March 31, 2022, 2023 and 2024, respectively:

	For the years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Sales of products
Hair styling series	17,292,889	28,202,591	31,833,932	4,067,766
Trimmer series	9,759,312	8,573,741	22,684,148	2,898,599
Eyelash curler	1,853,553	1,407,342	804,863	102,846
Neck care series	6,816,250	–	–	–
Nail care series	3,155,090	1,217,577	1,413,106	180,568
Other personal care appliances	6,228,823	2,981,513	3,230,238	412,763
	45,105,917	42,382,764	59,966,287	7,662,542

Sales of tooling	–	3,135,475	7,006,014	895,234

Total	45,105,917	45,518,239	66,972,301	8,557,776